CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Share-based compensation		$ 1,025		$ 4,886	$ 118
Discontinued Operation, Tax Effect of Income (Loss) from Discontinued Operation During Phase-out Period	[1]		[2]	2,492	4,286
Discontinued Operation, Tax Effect of Gain (Loss) from Disposal of Discontinued Operation		0		8,286	0
Reclassification of foreign currency translation adjustment				16,685
Discontinued Operation, Tax Effect of Discontinued Operation		0		10,778	4,286
Cost of revenues [Member]
Share-based compensation		0		0	3
Research and development [Member]
Share-based compensation		463		463	49
Selling and marketing [Member]
Share-based compensation		152		447	30
General and administrative [Member]
Share-based compensation		$ 21		$ 2	$ 36

[1]	Golden Benefit incurred withholding income tax expense relating to retained earnings of Beijing Super TV at a 10% income tax rate. This withholding tax expense is included as income tax expenses for the discontinued operations at the amount of $1,608 and $2,045 for the years ended December 31, 2015 and 2016, respectively.
[2]	Incremental cost of $389 was incurred related to the modification of vested share options granted to the grantees employed by Beijing Super TV and N-S Digital TV under the share incentive plans of the Company.